Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Earnings (Loss) from Segments to Consolidated
Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Revenue:
AHS	$330,318	$356,940	$656,506	$696,504
TSS	56,944	65,523	115,434	133,150
LifeCell	107,797	96,330	214,142	189,344
Total revenue	$495,059	$518,793	$986,082	$1,018,998

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Operating earnings (loss):
AHS (1)	$104,308	$128,815	$175,746	$243,189
TSS (1)	(5,927)	4,387	(21,453)	8,619
LifeCell (1)	23,575	24,775	46,639	52,913
Non-allocated costs:
General headquarter expense	(9,081)	(8,606)	(14,027)	(22,688)
Equity-based compensation	(492)	(8,234)	(989)	(15,879)
Merger-related and other expenses (2)	(31,313)	(3,644)	(42,065)	(5,238)
Acquired intangible asset amortization (3)	(54,325)	(8,856)	(123,750)	(17,712)
Total non-allocated costs	(95,211)	(29,340)	(180,831)	(61,517)
Total operating earnings (loss)	$26,745	$128,637	$20,101	$243,204
________________________________

(1)
The three months ended June 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory of $29.9 million, $7.7 million and $8.3 million, respectively, to our AHS, TSS and LifeCell operating segments. The six months ended June 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of RME and inventory of $62.4 million, $23.0 million and $16.9 million, respectively, to our AHS, TSS and LifeCell operating segments. In addition, our AHS operating segment includes a $12.4 million impairment charge during the first quarter 2012 associated with certain production equipment at our AHS manufacturing plant.

(2)
The three and six months ended ended June 30, 2012 includes expenses related to the Merger for seller transaction costs, management fees and restructuring-related expenses as well as business optimization expenses. In addition, the three and six months ended ended June 30, 2012 and 2011 includes expenses related to our global business transformation efforts.

(3)	The three and six months ended ended June 30, 2011 includes amortization of acquired intangible assets related to our purchase of LifeCell in May 2008.

Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Revenue:
AHS	$231,147	$1,181,944	$1,402,035	$1,402,417
TSS	42,494	214,727	270,154	300,171
LifeCell	73,615	321,451	341,405	285,898
Total revenue	$347,256	$1,718,122	$2,013,594	$1,988,486

Operating earnings (loss):
AHS	$72,830	$440,383	$463,252	$444,296
TSS	899	8,764	9,561 (1)	36,387
LifeCell	13,029	89,178	93,948	80,251
Non-allocated costs:
General headquarter expense	(3,948)	(46,837)	(49,312)	(43,153)
Equity-based compensation (2)	(306)	(81,354)	(32,781)	(32,506)
Merger-related expenses (3)	(148,713)	(46,619)	—	—
LifeCell acquisition-related expenses (4)	—	(29,519)	(38,293)	(42,791)
Total non-allocated costs	(152,967)	(204,329)	(120,386)	(118,450)
Total operating earnings (loss)	$(66,209)	$333,996	$446,375	$442,484
_____________________________

(1)	Includes $7.4 million of expenses associated with the TSS product portfolio rationalization recorded in the second quarter of 2010.

(2)	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.

(3)	Represents expenses related to the Merger including buyer and seller transaction costs, management fees, restructuring-related expenses and amortization of acquired intangible assets.

(4)	Includes amortization of acquired intangible assets and costs to retain key employees related to our purchase of LifeCell in May 2008.

Schedule of Depreciation and Other Amortization Schedule of Depreciation and Other Amortization by Segment

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Depreciation and other amortization:
AHS	$44,238	$55,568	$72,474	$62,668
TSS	4,021	18,343	27,691	34,014
LifeCell	8,670	44,667	57,370	60,248
Other	(178)	(892)	(1,070)	(1,070)
	$56,751	$117,686	$156,465	$155,860

Information on Segment Assets
Information on segment assets are as follows (dollars in thousands):

	December 31,
	2011	2010	2009
	Successor	Predecessor	Predecessor
Total assets:
AHS	$4,977,917	$764,619	$779,464
TSS	192,227	181,851	192,535
LifeCell	2,328,671	1,704,337	1,712,376
Other	422,564	425,192	354,190
	$7,921,379	$3,075,999	$3,038,565

Gross Capital Expenditures
The following table contains information on gross capital expenditures (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Gross capital expenditures:
AHS	$10,080	$5,842	$10,212	$17,140
TSS	6,614	7,905	10,994	15,047
LifeCell	7,047	10,832	10,099	9,113
Other	12,267	73,977	54,578	61,989
	$36,008	$98,556	$85,883	$103,289

Schedule of Information on the Geographical Location of Select Financial Information
Information on the geographical location of select financial information is as follows (dollars in thousands):

Period from November 4 through December 31, 2011

Successor
Geographic location of revenue:
Domestic	$—
United States	257,008
Other foreign	90,248
Total revenue	$347,256

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Geographic location of revenue:
Domestic	$1,266,532	$1,503,451	$1,471,956
Foreign	451,590	510,143	516,530
Total revenue	$1,718,122	$2,013,594	$1,988,486

December 31, 2011
Successor
Geographic location of long-lived assets (1):
Domestic	$—
United States	360,365
Other foreign	184,982
Total long-lived assets	$545,347
_____________________________

(1)	Long-lived assets exclude intangible assets.

	December 31,
	2010	2009
	Predecessor	Predecessor
Geographic location of long-lived assets (1):
Domestic	$184,131	$198,211
Foreign	86,932	97,844
Total long-lived assets	$271,063	$296,055
_____________________________

(1)	Long-lived assets exclude intangible assets.